Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Statement of Operations
REVENUES	$ 5,380,526	$ 3,975,935	$ 2,743,445	$ 1,593,937	$ 1,385,957	$ 1,617,613	$ 1,338,208	$ 1,135,510	$ 326,436	$ 9,029,140	$ 2,979,894	$ 9,699,274	$ 4,417,767	$ 1,310,473
COST OF SALES	5,179,465	3,764,744	2,576,029	1,488,850	1,303,076	1,481,890	1,204,545	1,053,690	298,985	8,713,518	2,791,926	9,132,699	4,039,110	1,217,023
OPERATING COSTS AND EXPENSES:
Operating	101,553			55,769						169,421	104,814	259,396	169,799	47,300
General and administrative	41,639			14,312						69,512	32,766	79,860	52,698	16,009
Depreciation and amortization	50,099			25,061						89,474	47,785	120,754	68,853	15,111
Operating Income (Loss)	7,770			9,945						(12,785)	2,603	106,565	87,307	15,030
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	3,697									6,262		1,898
Interest expense	(28,651)			(11,060)						(49,145)	(21,682)	(58,854)	(32,994)	(7,620)
Other, net	(617)			419						(1,008)	469	86	1,521	1,055
Loss before Income Taxes	(17,801)			(696)						(56,676)	(18,610)	49,695	50,065	8,465
INCOME TAX (PROVISION) BENEFIT	1,922			(236)						887	170	(937)	(1,875)	(601)
Net Loss	(15,879)	43,146	24,052	(932)	(17,508)	22,341	40,477	10,082	(24,710)	(55,789)	(18,440)	48,758	48,190	7,864
LESS: NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056)			(2,451)						(20,437)	(4,139)	(14,148)	(2,917)	(8)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,345)			(9)						(3,410)	(134)	(1,103)	(250)	12
NET LOSS ALLOCATED TO LIMITED PARTNERS	(30,280)			(3,392)						(79,636)	(22,713)	33,507	45,023	7,868
Reportable Entity | NGL Energy Partners LP (Parent)
OTHER INCOME (EXPENSE):
Interest expense	(4,067)			(4,179)						(8,313)	(8,368)	(16,818)	(13,041)
Loss before Income Taxes	(4,067)			(4,179)						(8,313)	(8,368)	(16,818)	(13,041)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	(15,157)			3,238						(50,886)	(10,206)	64,473	60,981	7,876
Net Loss	(19,224)			(941)						(59,199)	(18,574)	47,655	47,940	7,876
NET LOSS ALLOCATED TO LIMITED PARTNERS	(19,224)			(941)						(59,199)	(18,574)	47,655	47,940	7,876
Reportable Entity | NGL Energy Finance Corp
OTHER INCOME (EXPENSE):
Interest expense	(13,134)									(21,280)		(15,000)
Loss before Income Taxes	(13,134)									(21,280)		(15,000)
Net Loss	(13,134)									(21,280)		(15,000)
NET LOSS ALLOCATED TO LIMITED PARTNERS	(13,134)									(21,280)		(15,000)
Reportable Entity | Guarantor Subsidiaries
Condensed Consolidating Statement of Operations
REVENUES	5,325,186			1,546,226						8,952,772	2,914,531	9,560,124	4,409,198	1,310,473
COST OF SALES	5,161,935			1,445,442						8,676,881	2,735,890	9,011,011	4,038,251	1,217,248
OPERATING COSTS AND EXPENSES:
Operating	84,300			52,979						150,919	99,710	253,214	164,944	47,162
General and administrative	36,360			14,089						64,124	32,297	77,756	52,461	15,823
Depreciation and amortization	38,999			23,970						77,545	46,000	117,573	66,916	14,964
Operating Income (Loss)	3,592			9,746						(16,697)	634	100,570	86,626	15,276
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	2,310									4,875		1,898
Interest expense	(9,956)			(6,880)						(18,058)	(13,309)	(27,031)	(19,951)	(7,619)
Other, net	(524)			528						(1,056)	627	202	1,666	1,100
Loss before Income Taxes	(4,578)			3,394						(30,936)	(12,048)	75,639	62,572	8,757
INCOME TAX (PROVISION) BENEFIT	1,951			(236)						993	170	(937)	(1,875)	(601)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	604			80						337	1,672	4,771	284	(280)
Net Loss	(2,023)			3,238						(29,606)	(10,206)	79,473	60,981	7,876
NET LOSS ALLOCATED TO LIMITED PARTNERS	(2,023)			3,238						(29,606)	(10,206)	79,473	60,981	7,876
Reportable Entity | Non-Guarantor Subsidiaries
Condensed Consolidating Statement of Operations
REVENUES	55,364			47,735						76,421	65,421	139,519	8,878	225
COST OF SALES	17,554			43,432						36,690	56,094	122,057	1,168
OPERATING COSTS AND EXPENSES:
Operating	17,253			2,790						18,502	5,104	6,182	4,855	138
General and administrative	5,279			223						5,388	469	2,104	237	186
Depreciation and amortization	11,100			1,091						11,929	1,785	3,181	1,937	147
Operating Income (Loss)	4,178			199						3,912	1,969	5,995	681	(246)
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	1,387									1,387
Interest expense	(1,506)			(13)						(1,517)	(28)	(51)	(48)	(46)
Other, net	(81)			(97)						71	(135)	(70)	(99)
Loss before Income Taxes	3,978			89						3,853	1,806	5,874	534	(292)
INCOME TAX (PROVISION) BENEFIT	(29)									(106)
Net Loss	3,949			89						3,747	1,806	5,874	534	(292)
NET LOSS ALLOCATED TO LIMITED PARTNERS	3,949			89						3,747	1,806	5,874	534	(292)
Consolidating Adjustments
Condensed Consolidating Statement of Operations
REVENUES	(24)			(24)						(53)	(58)	(369)	(309)	(225)
COST OF SALES	(24)			(24)						(53)	(58)	(369)	(309)	(225)
OTHER INCOME (EXPENSE):
Interest expense	12			12						23	23	46	46	45
Other, net	(12)			(12)						(23)	(23)	(46)	(46)	(45)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	14,553			(3,318)						50,549	8,534	(69,244)	(61,265)	(7,596)
Net Loss	14,553			(3,318)						50,549	8,534	(69,244)	(61,265)	(7,596)
LESS: NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056)			(2,451)						(20,437)	(4,139)	(14,148)	(2,917)	(8)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,345)			(9)						(3,410)	(134)	(1,103)	(250)	12
NET LOSS ALLOCATED TO LIMITED PARTNERS	$ 152			$ (5,778)						$ 26,702	$ 4,261	$ (84,495)	$ (64,432)	$ (7,592)